19. Financial instruments (Details 3) - Liquidity Risk [Member] R$ in Millions	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	R$ 47,939
Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	2,710
Debentures and Promissory Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	13,681
Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	(13)
Lease Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	16,674
Trade Payables [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	14,887
Up to 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	20,561
Up to 1 Year [Member] | Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	1,249
Up to 1 Year [Member] | Debentures and Promissory Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	2,675
Up to 1 Year [Member] | Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	3
Up to 1 Year [Member] | Lease Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	1,747
Up to 1 Year [Member] | Trade Payables [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	14,887
1 to 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	17,218
1 to 5 Years [Member] | Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	1,054
1 to 5 Years [Member] | Debentures and Promissory Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	10,694
1 to 5 Years [Member] | Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	(13)
1 to 5 Years [Member] | Lease Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	5,483
1 to 5 Years [Member] | Trade Payables [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow
After 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	10,160
After 5 Years [Member] | Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	407
After 5 Years [Member] | Debentures and Promissory Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	312
After 5 Years [Member] | Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	(3)
After 5 Years [Member] | Lease Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	9,444
After 5 Years [Member] | Trade Payables [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow